Loans Receivables (Details) - Schedule of credit quality analysis of franchisee loan receivables - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Loans Receivables (Details) - Schedule of credit quality analysis of franchisee loan receivables [Line Items]
Franchisee loan receivables	$ 15,602,146	$ 14,642,720
Group I [Member]
Loans Receivables (Details) - Schedule of credit quality analysis of franchisee loan receivables [Line Items]
Franchisee loan receivables	3,622,174	6,972,094
Group II [Member]
Loans Receivables (Details) - Schedule of credit quality analysis of franchisee loan receivables [Line Items]
Franchisee loan receivables	6,109,130	5,221,311
Group III [Member]
Loans Receivables (Details) - Schedule of credit quality analysis of franchisee loan receivables [Line Items]
Franchisee loan receivables	4,358,992	1,604,938
Group IV [Member]
Loans Receivables (Details) - Schedule of credit quality analysis of franchisee loan receivables [Line Items]
Franchisee loan receivables	$ 1,511,850	$ 844,377